Net Defined Benefit Liability (Asset) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Summary of details of net defined benefit liability (asset)
(1)	Details of net defined benefit liability (asset) are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Present value of defined benefit obligation	1,574,087	1,751,605
Fair value of plan assets	(1,807,408)	(1,892,290)

Net defined benefit liabilities(assets)	(233,321)	(140,685)

Summary of changes in the carrying value of defined benefit obligation
(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

		For the years ended December 31
		2022	2023	2024
	Beginning balance	1,618,098	1,377,545	1,574,087
	Current service cost	166,741	132,302	143,051
	Interest cost	48,238	72,683	70,959
Remeasurements	Financial assumption	(356,344)	70,284	88,078
	Demographic assumptions	(9)	—	(264)
	Experience adjustments	(3,838)	13,926	(18,547)
	Retirement benefit paid	(92,914)	(92,146)	(101,008)
	Foreign currencies translation adjustments	(69)	80	401
	Others	(2,358)	(587)	(5,152)

	Ending balance	1,377,545	1,574,087	1,751,605

Summary of changes in the plan assets
(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Beginning balance	1,591,458	1,661,623	1,807,408
Interest income	49,916	91,550	84,981
Remeasurements	(18,095)	(23,752)	(15,323)
Employer’s contributions	127,979	175,220	115,159
Retirement benefit paid	(87,472)	(94,607)	(94,940)
Others	(2,163)	(2,626)	(4,995)

Ending balance	1,661,623	1,807,408	1,892,290

Summary of fair value of plan assets
(4)	The fair value of the plan assets by composition as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Cash and due from banks	1,807,408	1,892,290

Summary of current service cost, net interest income, loss (gain) on the curtailment or settlement and remeasurements
(5)	Amounts related to the defined benefit plan that are recognized in the consolidated statements of comprehensive income are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Current service cost	166,741	132,302	143,051
Net interest income (expense)	(1,678)	(18,867)	(14,022)

Cost recognized in net income	165,063	113,435	129,029

Remeasurements (*)	(342,096)	107,962	84,590

Cost recognized in total comprehensive income	(177,033)	221,397	213,619

(*)	Amount before tax
Retirement benefits related to defined contribution plans recognized as expenses are 4,240 million Won, 6,217 million Won and 5,470 million Won for the years ended December 31, 2022, 2023 and 2024, respectively.

Summary of key actuarial assumptions used in net defined benefit liability measurement
(6)	Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
Discount rate	5.25% ~ 5.99%	4.25% ~ 5.15%	3.68% ~ 4.62%
Future wage growth rate	2.1% ~ 5.84%	2.24% ~ 5.79%	2.4% ~ 6.01%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification
The weighted average maturity of defined benefit liability is a minimum of 3.87 to a maximum 10.67 years.

Summary of sensitivity to actuarial assumptions used in the assessment of defined benefit obligation
(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2023	December 31, 2024
Discount rate	Increase by 1% point	(137,355)	(182,522)
	Decrease by 1% point	158,691	213,568
Future wage growth rate	Increase by 1% point	160,663	214,942
	Decrease by 1% point	(141,355)	(185,974)